Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS REAL ESTATE SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	csresfi_SupplementTextBlock

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Class A (CSEIX), Class B (CSBIX), Class C (CSCIX), Class I (CSDIX), Class R (CIRRX) and Class Z (CSZIX) Shares

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class A (CSFAX), Class B (CSFBX), Class C (CSFCX), Class I (CSSPX), Class R (GRSRX) and Class Z (CSFZX) Shares

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Class A (CSUAX), Class B (CSUBX), Class C (CSUCX), Class I (CSUIX), Class R (CSURX) and Class Z (CSUZX) Shares

Supplement dated May 6, 2015 to

Summary Prospectuses and Prospectuses dated May 1, 2015

Effective as of the close of business on June 19, 2015 (the “Conversion Date”), each of Cohen & Steers Real Estate Securities Fund, Inc., Cohen & Steers Global Realty Shares, Inc. and Cohen & Steers Global Infrastructure Fund, Inc. (the “ Funds”) will automatically convert its outstanding Class B shares to Class A shares of the same Fund. Intermediaries of the Funds may convert Class B shares prior to the Conversion Date. After the Conversion Date, Class B shares will no longer be offered by the Funds and will be terminated as a separately designated class of each Fund. The Funds have not offered new Class B shares for purchase since April 30, 2007.

No initial sales charge or contingent deferred sales charges will be assessed in connection with this conversion. The automatic conversion of each Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by such converting shareholder. The fees and expenses payable with respect to Class A shares are set forth in the Prospectus. Currently, Class A shares pay a distribution fee and shareholder servicing fee of up to 0.25% and 0.10%, respectively, of the average daily net assets, which is lower than the distribution and shareholder servicing fees that prior to April 30, 2015 were paid by each Fund for its Class B shares.

Additionally, effective as of the close of business on April 30, 2015, the Funds ceased paying distribution and shareholder servicing fees for the outstanding Class B shares.

For more information, please call (800) 437-9912.

COHEN & STEERS REAL ESTATE SECURITIES FUND INC | Cohen & Steers Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csresfi_SupplementTextBlock

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Class A (CSEIX), Class B (CSBIX), Class C (CSCIX), Class I (CSDIX), Class R (CIRRX) and Class Z (CSZIX) Shares

Supplement dated May 6, 2015 to

Summary Prospectuses and Prospectuses dated May 1, 2015

Effective as of the close of business on June 19, 2015 (the “Conversion Date”), each of Cohen & Steers Real Estate Securities Fund, Inc., Cohen & Steers Global Realty Shares, Inc. and Cohen & Steers Global Infrastructure Fund, Inc. (the “ Funds”) will automatically convert its outstanding Class B shares to Class A shares of the same Fund. Intermediaries of the Funds may convert Class B shares prior to the Conversion Date. After the Conversion Date, Class B shares will no longer be offered by the Funds and will be terminated as a separately designated class of each Fund. The Funds have not offered new Class B shares for purchase since April 30, 2007.

No initial sales charge or contingent deferred sales charges will be assessed in connection with this conversion. The automatic conversion of each Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by such converting shareholder. The fees and expenses payable with respect to Class A shares are set forth in the Prospectus. Currently, Class A shares pay a distribution fee and shareholder servicing fee of up to 0.25% and 0.10%, respectively, of the average daily net assets, which is lower than the distribution and shareholder servicing fees that prior to April 30, 2015 were paid by each Fund for its Class B shares.

Additionally, effective as of the close of business on April 30, 2015, the Funds ceased paying distribution and shareholder servicing fees for the outstanding Class B shares.

For more information, please call (800) 437-9912.

COHEN & STEERS GLOBAL REALTY SHARES, INC | Cohen & Steers Global Realty Shares, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csresfi_SupplementTextBlock

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class A (CSFAX), Class B (CSFBX), Class C (CSFCX), Class I (CSSPX), Class R (GRSRX) and Class Z (CSFZX) Shares

Supplement dated May 6, 2015 to

Summary Prospectuses and Prospectuses dated May 1, 2015

Effective as of the close of business on June 19, 2015 (the “Conversion Date”), each of Cohen & Steers Real Estate Securities Fund, Inc., Cohen & Steers Global Realty Shares, Inc. and Cohen & Steers Global Infrastructure Fund, Inc. (the “ Funds”) will automatically convert its outstanding Class B shares to Class A shares of the same Fund. Intermediaries of the Funds may convert Class B shares prior to the Conversion Date. After the Conversion Date, Class B shares will no longer be offered by the Funds and will be terminated as a separately designated class of each Fund. The Funds have not offered new Class B shares for purchase since April 30, 2007.

No initial sales charge or contingent deferred sales charges will be assessed in connection with this conversion. The automatic conversion of each Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by such converting shareholder. The fees and expenses payable with respect to Class A shares are set forth in the Prospectus. Currently, Class A shares pay a distribution fee and shareholder servicing fee of up to 0.25% and 0.10%, respectively, of the average daily net assets, which is lower than the distribution and shareholder servicing fees that prior to April 30, 2015 were paid by each Fund for its Class B shares.

Additionally, effective as of the close of business on April 30, 2015, the Funds ceased paying distribution and shareholder servicing fees for the outstanding Class B shares.

For more information, please call (800) 437-9912.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC | Cohen & Steers Global Infrastructure Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csresfi_SupplementTextBlock

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Class A (CSUAX), Class B (CSUBX), Class C (CSUCX), Class I (CSUIX), Class R (CSURX) and Class Z (CSUZX) Shares

Supplement dated May 6, 2015 to

Summary Prospectuses and Prospectuses dated May 1, 2015

Effective as of the close of business on June 19, 2015 (the “Conversion Date”), each of Cohen & Steers Real Estate Securities Fund, Inc., Cohen & Steers Global Realty Shares, Inc. and Cohen & Steers Global Infrastructure Fund, Inc. (the “ Funds”) will automatically convert its outstanding Class B shares to Class A shares of the same Fund. Intermediaries of the Funds may convert Class B shares prior to the Conversion Date. After the Conversion Date, Class B shares will no longer be offered by the Funds and will be terminated as a separately designated class of each Fund. The Funds have not offered new Class B shares for purchase since April 30, 2007.

No initial sales charge or contingent deferred sales charges will be assessed in connection with this conversion. The automatic conversion of each Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by such converting shareholder. The fees and expenses payable with respect to Class A shares are set forth in the Prospectus. Currently, Class A shares pay a distribution fee and shareholder servicing fee of up to 0.25% and 0.10%, respectively, of the average daily net assets, which is lower than the distribution and shareholder servicing fees that prior to April 30, 2015 were paid by each Fund for its Class B shares.

Additionally, effective as of the close of business on April 30, 2015, the Funds ceased paying distribution and shareholder servicing fees for the outstanding Class B shares.

For more information, please call (800) 437-9912.